SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Computed expected income tax (benefit)	$ (443,629)	$ (499,068)
Tax rate differential benefit from tax holiday	(37,415)	196,598
Permanent differences	(191,646)	(768,715)
Tax effect of deductible temporary differences not recognized	(116,103)	331,895
Tax effect of tax losses unrecognized	823,306	743,573
Income tax expense	$ 34,513	$ 4,283